Lease Agreements (Tables)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Schedule of Future Undiscounted Operating Lease Payments	Future undiscounted operating lease payments under the 2024 Lease as of December 31, 2025, exclusive of future variable lease payments, are as follows (in thousands):

Year ending December 31,
2026	$7,052
2027	7,255
2028	7,465
2029	7,680
2030	7,902
Thereafter	32,465

Total undiscounted operating lease payments	$69,819
Less: Amount representing interest	(20,784)

Operating lease liabilities	$49,035